Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts and for notes receivable [Member]
Valuation And Qualifying Accounts
Beginning Balance	[1]	$ 3	$ 0	$ 0
Additions Charged (Credited) To Cost and Expenses		6	3	0
Additions Other		0	0	0
Deductions		3	0	0
Ending Balance	[1]	6	3	0
Deferred Tax Asset Valuation Allowance [Member]
Valuation And Qualifying Accounts
Beginning Balance	[1]	190	206	181
Additions Charged (Credited) To Cost and Expenses		144	(16)	25
Additions Other		0	0	0
Deductions		0	0	0
Ending Balance	[1]	$ 334	$ 190	$ 206

[1]	Deducted from related assets.